Summary of Significant Accounting Policies (Details) - segment	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Segments
Exchange ratio					0.2626%
Number of reportable segment	1	1	1	1	1	1
Number of operating segment					1